Revenue - Summary of Revenue Based on Geographic Location (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Disaggregation of Revenue [Line Items]
Total sales	$ 193,041	$ 125,296	$ 353,373	$ 232,453
United States
Disaggregation of Revenue [Line Items]
Total sales	187,993	$ 125,296	345,570	$ 232,453
Italy
Disaggregation of Revenue [Line Items]
Total sales	$ 5,048		$ 7,803